INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Operating Loss Carryforwards [Line Items]
Provision for income taxes	$ 1,936	$ 952
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	12,461,000
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryforwards	$ 6,076,000